Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenues		$ 2,121,062	$ 1,741,985
Cost of services		(1,285,288)	(1,109,926)
Gross profit		835,774	632,059
Operating expenses:
Selling, general and administrative		(1,555,814)	(905,329)
Share-based compensation expense		(38,850,000)
Total operating expenses		(40,405,814)	(905,329)
Loss from operations		(39,570,040)	(273,270)
Other income (expense)
Interest expense		(17,379)	(31,682)
Gain from lease modification		3,021
Total other expense, net		(14,358)	(31,682)
Loss before provision for income taxes		(39,584,398)	(304,952)
Income tax benefit		121,176	48,167
Net loss		(39,463,222)	(256,785)
Other comprehensive loss
Foreign currency adjustment		(38,258)	(3,199)
Comprehensive loss		$ (39,501,480)	$ (259,984)
Loss per share – Basic	[1]	$ (2.7947)	$ (0.0228)
Loss per share – Diluted	[1]	$ (2.7947)	$ (0.0228)
Weighted average shares outstanding – Basic	[1]	14,120,879	11,250,000
Weighted average shares outstanding – Diluted	[1]	14,120,879	11,250,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.